Statements of Condensed Consolidated Equity (USD $) In Thousands, unless otherwise specified	Total	IPO	Common Stock ($0.01 par)	Common Stock ($0.01 par) IPO	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated (Deficit) Earnings	Accumulated (Deficit) Earnings IPO
Balance at Dec. 31, 2010	$ 36,563		$ 392		$ 45,223		$ (9,052)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	7,900		14		7,886		0
Issuance of warrants	3,294		0		3,294		0
Net income (loss)	(936)		0		0		(936)
Balance at Dec. 31, 2011	46,821		406		56,403		(9,988)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	100,182		192		99,990		0
Return of Capital	(800)		(1)		(799)		0
Conversion of related-party notes payable	11,332		25		11,307		0
Net income (loss)	(19,344)		0		0		(19,344)
Balance at Dec. 31, 2012	138,191		622		166,901		(29,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	197,990		258		197,732		0
Net income (loss)	(20,841)		0		0		(20,841)
Balance at Sep. 30, 2013	315,340		880		364,633		(50,173)
Balance at Dec. 31, 2012	138,191		622		166,901		(29,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital Contributions, net	196,232		258		195,974		0
Net income (loss)	(35,776)		0		0		(35,776)
Balance at Dec. 31, 2013	298,647		880		362,875		(65,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock issued in purchase of Marcellus joint venture	222,000		95		221,905		0
Conversion of restricted units into shares of common stock at IPO		36,306		0		36,306		0
Conversion of convertible debentures into shares of common stock after IPO		6,605		6		6,599		0
Conversion of warrants into shares of common stock after IPO		1,975		7		1,968		0
Shares of common stock issued in August 2014 Equity Offering, net of offering costs	196,288	593,413	75	300	196,213	593,113	0	0
Incentive unit compensation	101,695		0		101,695		0
Stock compensation	3,274		0		3,274		0
Tax impact of IPO and corporate reorganization		(162,320)		0		(162,320)		0
Net income (loss)	114,675		0		0		114,675
Balance at Sep. 30, 2014	$ 1,412,558		$ 1,363		$ 1,361,628		$ 49,567